CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 ZHEJIANG TIANLAN CNY		Dec. 31, 2013 ZHEJIANG TIANLAN CNY		Dec. 31, 2014 ZHEJIANG JIAHUAN CNY		Dec. 31, 2013 ZHEJIANG JIAHUAN CNY
Assets
Cash and cash equivalents	$ 4,857	$ 5,406	29,197		21,462		3,129		4,867
Restricted cash	879	565					1,469		1,469
Accounts receivable, net	4,268	4,082	156,618		147,127		73,893		67,445
Prepayments and other current assets	589	1,284	190,409		157,160
Notes receivables							5,704		5,382
Other receivables							14,400		8,326
Inventories	543	494	16,054		14,976		32,249		38,158
Total current assets	11,136	11,831	392,278		340,725		130,844		125,647
Property, plant and equipment, net	811	889	96,524		48,091		25,858		27,602
Intangible asset, net			1,741		2,250
Land use right, net			6,045		6,194		6,614		6,777
Long term investment							69		69
Interests in affiliates	10,441	9,851
Goodwill	1,071	1,071
Deferred tax assets	227	236	4,350		2,959
Total assets	23,686	23,878	500,938		400,219		163,385		160,095
Liabilities and shareholders' equity
Short term borrowings			97,900		64,690		26,600		26,800
Accounts payable	3,561	3,115	177,038		99,177		24,861		23,094
Other payables and accrued expenses	2,101	2,686	49,203		76,363		13,367		11,236
Other taxes payable			10,681		7,868
Amount due to a shareholder							5,470		8,670
Income tax payable			805		509		1,771		1,366
Taxes payable	207	200
Total current liabilities	5,869	6,001	335,627		248,607		72,069		71,166
Other long term liabilities							5,923		5,996
Commitments and contingencies
Shareholders' equity:
Ordinary share, 20,000,000 (2013: 20,000,000) shares authorised; 2,229,609 (2013: 2,229,609) shares issued	123	123
Share capital			61,200	[1]	61,200	[1]	11,250	[2]	11,250	[2]
Additional paid-in capital	9,535	9,533
Treasury stock, 160,386 (2012: 160,386) shares at cost	(766)	(766)
Capital reserve			43,189		43,189		8,542		8,542
PRC statutory reserves	315	315	7,708		5,517		20,931		20,931
Accumulated other comprehensive income	776	784					44,387		41,927
Retained earnings	6,047	5,883	51,694		40,194
Equity attributable to shareholders of Euro Tech	16,030	15,872	163,791	[3]	150,100	[3]	85,110	[4]	82,650	[4]
Non-controlling interest	1,787	2,005	1,520		1,512		283		283
Total shareholders' equity	17,817	17,877	165,311		151,612		85,393		82,933
Total liabilities and shareholders' equity	$ 23,686	$ 23,878	500,938		400,219		163,385		160,095

[1]	61,200,000 shares issued
[2]	11,250,000 shares issued
[3]	Equity attributable to shareholders of Zhejiang Tianlan Environmental Protection Technology Company Limited
[4]	Equity attributable to shareholders of Zhejiang Jiahuan Electronic Company Limited